Earnings/(Loss) Per Share (Tables)	12 Months Ended
Jun. 30, 2018
Earnings per share [abstract]
Disclosure of Earnings/(Loss) Per Share

	2018	2017	2016

Weighted average number of ordinary shares in issue ('000)	445 896	438 443	435 739
Potential ordinary shares[1] ('000)	19 423	20 777	10 659

Weighted average number of ordinary shares for diluted earnings per share[1] ('000)	465 319	459 220	446 398

	US dollar
	2018	2017	2016

Total diluted earnings/(loss) per share (cents)	(72)	4	15

[1] Because of the net loss attributable to shareholders in 2018, the inclusion of the share options as potential ordinary shares had an anti-dilutive (2017 and 2016: dilutive) effect on the loss (2017 and 2016: earnings) per share and were therefore not taken into account in the current year calculation. The issue price and the exercise price of share options issued to employees include the fair value of any service to be supplied to the entity in the future under the share option or other share-based payment arrangement.

	2018	2017	2016

Ordinary shares in issue ('000)	500 252	439 957	437 299
Adjustment for weighted number of ordinary shares in issue ('000)	(54 304)	(1 077)	(624)

Weighted number of ordinary shares in issue ('000)	445 948	438 880	436 675
Treasury shares ('000)	(52)	(437)	(936)

Basic weighted average number of ordinary shares in issue ('000)	445 896	438 443	435 739

	US dollar
	2018	2017	2016

Total net earnings/(loss) attributable to shareholders (millions)	(321)	17	66

Total basic earnings/(loss) per share (cents)	(72)	4	15

Disclosure of Dividends Declared

	US dollar
	2018	2017	2016

Dividend declared (millions)	11	33	—
Dividend per share (cents)	3	8	—